Gabelli SRI Green Fund, Inc. | Class AAA Shares
SUMMARY OF THE FUND
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Class AAA Shares Gabelli SRI Green Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class AAA Shares Gabelli SRI Green Fund, Inc.
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		0.75%
Repayment of Fund's Waived/Reimbursed Expenses	[1]	0.09%
All Remaining Other Expenses		0.66%
Total Annual Fund Operating Expenses		2.00%
[1]	Gabelli Funds, LLC, the Fund's investment adviser (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 2.00% for Class AAA Shares. Under this same arrangement, the Fund has also agreed, during the three-year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00% for Class AAA Shares after giving effect to the repayment. For the fiscal year ended March 31, 2012, the Adviser recouped fees pursuant to this arrangement. This arrangement is in effect through at least July 31, 2013, and may not be terminated by the Adviser before such date.

Expense Example
This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares Gabelli SRI Green Fund, Inc.	203	627	1,078	2,327

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for both social responsibility and sustainability at the time of investment. Under normal market conditions, the Fund invests its assets in stocks that are listed on a recognized securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund may also invest in foreign securities, including those in emerging markets, and in debt securities that are convertible into common stocks. The Fund focuses on investments in companies whose securities appear to be underpriced relative to their private market value (“PMV”). PMV or “fair value” is the value the Adviser believes informed investors would be willing to pay for a company.

Socially Responsible Criteria. The Adviser employs a social screening overlay process at the time of investment to identify companies that meet the Fund’s social guidelines. Pursuant to the guidelines, the Fund will not invest in the top 50 defense/weapons contractors or in companies that derive more than 5% of their revenues from the following areas: tobacco, alcohol, gaming, defense/weapons production, and companies involved in the manufacture of abortion related products.

Sustainability Criteria. The Adviser has identified the following sustainability issues it believes materially impact the world through a series of economic, social, and political changes, including, but not limited to: climate change, energy security and independence, natural resource shortages, organic living, and urbanization. The Fund will seek to invest in companies that address these issues through their products, solutions, or services. The Fund may also invest in companies that align themselves with these issues, or in conglomerates with significant divisional exposure to these issues and themes.

After identifying companies that satisfy these social and sustainability criteria, the Adviser then looks for, and will invest in, securities of companies that the Adviser believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund’s guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or fair value, or if there is a change to an underlying industry or company that the Adviser believes may affect the value of such securities.

The Fund may also use the following investment technique:
  Lower Grade Debt Securities. The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least “BBB” (which securities may have speculative characteristics) by Standard & Poor’s (“S&P”) or, if unrated, judged by the Adviser to be of comparable quality. However, on occasion when the Adviser deems appropriate, the Fund may also invest up to 25% of its assets in more speculative convertible debt securities (“junk bonds”), provided such securities have a rating of, or equivalent to, at least an S&P rating of “B”.
You may want to invest in the Fund if:
  you are a long-term investor
  you seek capital appreciation
  you want exposure to equity investments in companies that meet the Fund’s socially responsible or sustainability guidelines you believe that the market will favor growth over value stocks over the long term you wish to include a growth strategy as a portion of your overall investments

Principal Risks
An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.
The principal risks presented by the Fund are:
•
Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.

•	Management Risk. If the portfolio managers are incorrect in their assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
•	Foreign Securities Risk. A fund that invests outside the United States carries additional risks that include:
•	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
•	Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.
•	Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
•	Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.
•	Liquidity Risk. Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.
•	Emerging Markets. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.
•	Socially Responsible/Sustainability Investment Risk. Because the Fund invests substantially all of its assets in the securities of companies that meet its socially responsible and sustainability criteria, it may forego opportunities to buy certain securities when it might otherwise be advantageous for it to do so, or may sell securities when it might otherwise be disadvantageous for it to do so.

•
Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

•
Lower Grade Debt Securities Risk. The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments.

•
Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions, or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year and the life of the Fund compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
GABELLI SRI GREEN FUND, INC. (Total returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 28.38% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.39)% (quarter ended December 31, 2008).

Year to date total return for the six months ended June 30, 2012, was 7.26%.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Class AAA Shares	Past One Year	Since Inception	Inception Date
Gabelli SRI Green Fund, Inc.	(14.10%)	0.90%	Jun. 01, 2007
Gabelli SRI Green Fund, Inc. Return After Taxes on Distributions	(14.32%)	0.31%	Jun. 01, 2007
Gabelli SRI Green Fund, Inc. Return After Taxes on Distributions and Sale of Fund Shares	(9.14%)	0.47%	Jun. 01, 2007
Gabelli SRI Green Fund, Inc. MSCI AC World Free Index (reflects no deduction for fees, expenses or taxes)	(6.95%)	(3.71%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).